Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The table below is provided in accordance with Item 402(v) of Regulation S-K. This information is being provided for compliance purposes. Neither the Compensation Committee nor the executives of our Company use the information in this table when making compensation decisions. In determining the “compensation actually paid” to our NEOs, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for 2025, 2024, and 2023. Note that for our NEOs other than our principal executive officer (the “PEO”), compensation is reported as an average of each of the NEOs’ total compensation for the respective fiscal year.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)	Total Shareholder Return(4)	Net Income (Loss)(5)
2025	$1,235,000	$1,233,642	$613,099	$613,333	$89.89	$6,942,000
2024	$348,864	$309,979	$468,241	$418,296	$62.32	$12,210,000
2023	$115,746	$62,915	$364,538	$326,665	$67.66	($35,455,000)

(1)	For each of the years included above, our PEO was Mr. Lown, our President and Chief Executive Officer.
(2)
As required by Item 402(v) of Regulation S-K, reconciliation tables illustrating the calculation of Compensation Actually Paid are presented under “Pay versus Performance Supplemental Information – Reconciliation of Summary Compensation to Compensation Actually Paid” immediately below.

(3)
Individuals comprising our non-PEO NEOs for the fiscal year ended 2025 are Ms. Healey, our General Counsel and Secretary, and Mr. Evans, our Chief Investment Officer. Individuals comprising our non-PEO NEOs for the fiscal years ended 2024 and 2023 were Mr. Hutchby, our former Chief Financial Officer, Treasurer and Secretary, and Mr. Evans, our Chief Investment Officer.

(4)	Total Shareholder Return assumes $100 invested at December 31, 2023 in our common stock and the reinvestment of dividends.
(5)	Represents GAAP net income before allocation to noncontrolling interests as reported in our Annual Report on Form 10-K for the year ended December 31, 2025.
Pay versus Performance Supplemental Information – Reconciliation of Summary Compensation to Compensation Actually Paid
“Compensation actually paid” represents totals from the Summary Compensation Table above, adjusted for certain items as detailed in the following table for the years ended December 31, 2025, 2024, and 2023:

Adjustments to Summary Compensation Tables to Determine Compensation Actually Paid to Chief Executive Officer	2025	2024	2023
Reported Summary Compensation Table for Chief Executive Officer	$1,235,000	$348,864	$115,746
Deduction of Amounts Reported under the “Stock Awards” column in the Summary Compensation Table	—	($45,864)	($115,746)
Equity Award Adjustments
Year End Fair Value of Unvested Equity Awards Granted in the Covered Year	—	$30,888	$77,164
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	($1,275)	($23,659)	($14,666)
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year	($83)	($250)	$417
Compensation Actually Paid to Chief Executive Officer	$1,233,642	$309,979	$62,915

Adjustments to Summary Compensation Tables to Determine Average Compensation Actually Paid to Non-CEO NEOs	2025	2024	2023
Average Reported Summary Compensation Table for Non-CEO NEOs	$613,099	$468,241	$364,538
Deduction of Average Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	—	($74,241)	($74,538)
Equity Award Adjustments
Average Year End Fair Value of Unvested Equity Awards Granted in the Covered Year	—	$39,897	$49,692
Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	($623)	($15,211)	($13,432)
Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years and Vested in the Covered Year	$857	($390)	$405
Average Compensation Actually Paid to Non-CEO NEOs	$613,333	$418,296	$326,665

Named Executive Officers, Footnote
(1)	For each of the years included above, our PEO was Mr. Lown, our President and Chief Executive Officer.
(3)
Individuals comprising our non-PEO NEOs for the fiscal year ended 2025 are Ms. Healey, our General Counsel and Secretary, and Mr. Evans, our Chief Investment Officer. Individuals comprising our non-PEO NEOs for the fiscal years ended 2024 and 2023 were Mr. Hutchby, our former Chief Financial Officer, Treasurer and Secretary, and Mr. Evans, our Chief Investment Officer.

PEO Total Compensation Amount	$ 1,235,000	$ 348,864	$ 115,746
PEO Actually Paid Compensation Amount	$ 1,233,642	309,979	62,915
Adjustment To PEO Compensation, Footnote
Pay versus Performance Supplemental Information – Reconciliation of Summary Compensation to Compensation Actually Paid
“Compensation actually paid” represents totals from the Summary Compensation Table above, adjusted for certain items as detailed in the following table for the years ended December 31, 2025, 2024, and 2023:

Adjustments to Summary Compensation Tables to Determine Compensation Actually Paid to Chief Executive Officer	2025	2024	2023
Reported Summary Compensation Table for Chief Executive Officer	$1,235,000	$348,864	$115,746
Deduction of Amounts Reported under the “Stock Awards” column in the Summary Compensation Table	—	($45,864)	($115,746)
Equity Award Adjustments
Year End Fair Value of Unvested Equity Awards Granted in the Covered Year	—	$30,888	$77,164
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	($1,275)	($23,659)	($14,666)
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year	($83)	($250)	$417
Compensation Actually Paid to Chief Executive Officer	$1,233,642	$309,979	$62,915

Non-PEO NEO Average Total Compensation Amount	$ 613,099	468,241	364,538
Non-PEO NEO Average Compensation Actually Paid Amount	$ 613,333	418,296	326,665
Adjustment to Non-PEO NEO Compensation Footnote
Pay versus Performance Supplemental Information – Reconciliation of Summary Compensation to Compensation Actually Paid
“Compensation actually paid” represents totals from the Summary Compensation Table above, adjusted for certain items as detailed in the following table for the years ended December 31, 2025, 2024, and 2023:

Adjustments to Summary Compensation Tables to Determine Average Compensation Actually Paid to Non-CEO NEOs	2025	2024	2023
Average Reported Summary Compensation Table for Non-CEO NEOs	$613,099	$468,241	$364,538
Deduction of Average Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	—	($74,241)	($74,538)
Equity Award Adjustments
Average Year End Fair Value of Unvested Equity Awards Granted in the Covered Year	—	$39,897	$49,692
Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	($623)	($15,211)	($13,432)
Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years and Vested in the Covered Year	$857	($390)	$405
Average Compensation Actually Paid to Non-CEO NEOs	$613,333	$418,296	$326,665

Compensation Actually Paid vs. Total Shareholder Return
The graph below illustrates the relationship of “compensation actually paid” to our Chief Executive Officer and “average compensation actually paid” to our Non-CEO NEOs, in either case, to total shareholder return for the years ended December 31, 2025, 2024 and 2023.

Compensation Actually Paid vs. Net Income
The graph below illustrates the relationship of “compensation actually paid” to our Chief Executive Officer and “average compensation actually paid” to our Non-CEO NEOs, in either case, to net income (loss) for the years ended December 31, 2025, 2024 and 2023.

Total Shareholder Return Amount	$ 89.89	$ 62.32	$ 67.66
PEO Name	Mr. Lown	Mr. Lown	Mr. Lown
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 6,942,000	$ 12,210,000	$ (35,455,000)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(45,864)	(115,746)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	30,888	77,164
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,275)	(23,659)	(14,666)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(83)	(250)	417
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(74,241)	(74,538)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	39,897	49,692
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(623)	(15,211)	(13,432)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 857	$ (390)	$ 405